Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2020
Discontinued Operations [Abstract]
Schedule of discontinued operations consolidated balance sheets

June 30, 2019
CURRENT ASSETS:
Cash	$27,972
Accounts and notes receivable, net	37,010,458
Inventories	511,160
Other receivables, net	1,421,263
Other receivables – related party	165,075
Prepayments and advances, net	12,566,372
Prepayment – related party	456,399
Total current assets of discontinued operations	52,158,699

OTHER ASSETS:
Property, plant and equipment, net	1,659,520
Total other assets of discontinued operations	1,659,520

Total assets of the disposal group classified as discontinued operations	$53,818,219

Carrying amounts of major classes of liabilities included as part of discontinued operations of BVI-ACM:

CURRENT LIABILITIES:
Short-term loan – bank	$24,686,899
Accounts payable	12,841,076
Customer deposits	635,762
Other payables	195,821
Other payables – related parties	217,737
Loans payable – employees	4,285,785
Accrued liabilities	2,907,729
Taxes payable	80,860
Accrued contingent liabilities	6,591,185
Total current liabilities of discontinued operations	52,442,854

Total liabilities of the disposal group classified as discontinued operations	$52,442,854

Schedule of consolidated statements of operations and comprehensive loss
	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,
	2020	2019	2018
Revenue	$28,747,362	$43,651,923	$45,734,647

Cost of revenue	26,553,802	39,093,782	39,022,360

Gross profit	2,193,560	4,558,141	6,712,287

OPERATING EXPENSES:
Provision for doubtful accounts	(8,385,084)	(2,559,785)	(2,184,221)
Selling, general and administrative expenses	(3,484,700)	(3,930,780)	(4,382,563)
Research and development expenses	(139,780)	(223,668)	(1,182,133)
Total operating expenses	(12,009,564)	(6,714,233)	(7,748,917)

Loss from operations	(9,816,004)	(2,156,092)	(1,036,630)

OTHER INCOME (EXPENSES)
Other expenses, net	1,872	(4,113)	111,922
Interest income	235	2,198	6,038
Interest expense	(1,783,833)	(2,038,291)	(1,360,608)
Finance expense	(825)	(11,724)	(5,111)
Estimated claims charges	(591,884)	(3,521,086)	(2,808,457)
Total other expense, net	(2,374,435)	(5,573,016)	(4,056,216)

Loss before income taxes	(12,190,439)	(7,729,108)	(5,092,846)

Income tax expense	-	-	-

Net loss from discontinued operations	$(12,190,439)	$(7,729,108)	$(5,092,846)

Schedule of reconciliation of loss on sale of discontinued operations
June 25, 2020 (unaudited)
Total consideration paid	$3,583,952
Forgiven of fair value of earn out payment	(1,694,153)
Expenses incurred from February 14 to June 25, 2020	(54,729)
Total consideration received	(1,00,000)
Total loss on sale of discontinued operations	$835,070